INCOME TAX EXPENSE/(CREDIT) (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 14, 2015	Jan. 14, 2014
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Dividend withholding tax rate				10.00%	5.00%	5.00%
Undistributed earnings	¥ 329,503,000	¥ 380,109,000	¥ 409,816,000
Deferred tax liabilities recognized to the extent distributable profits earned	¥ 0	¥ 0	¥ 0
Deferred tax liabilities further recognition	If the Company were to distribute these cumulated earnings in the foreseeable future, the deferred tax liabilities of RMB 16,475,000, RMB 19,005,000 and RMB 20,491,000 would be recognized as of December 31, 2018, 2017 and 2016, respectively.
HONG KONG
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
Dividend withholding tax rate				5.00%